SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES, INCLUDED IN TRADE PAYABLES AND ACCRUED LIABILITIES (Details) - CAD ($)	Sep. 30, 2022	Mar. 03, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 32,860	$ 2,067,180	$ 225,904
Directors and Officers Company [Member]
IfrsStatementLineItems [Line Items]
Total	32,860	35,000	26,759
Related Company [Member]
IfrsStatementLineItems [Line Items]
Total		1,270,000	$ 199,145
Three D Capital [Member]
IfrsStatementLineItems [Line Items]
Total		$ 762,180